CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Patents, accumulated amortization (in Dollars)	$ 395,777	$ 314,453
Property and equipment, accumulated depreciation (in Dollars)	2,123	48,842	45,654
Convertible debentures discount (in Dollars)		$ 891,402
Preferred stock par value (in Dollars per share)		$ 100
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	219,712,190	219,692,190	209,276,745
Common stock, shares outstanding	219,712,190	219,692,190	209,276,745
Series A Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 100	$ 100	$ 100
Preferred stock, shares authorized	0	0	0
Preferred stock, shares issued	3,500	3,500	0
Preferred stock, shares outstanding	3,500	3,500	0
Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 100	$ 100	$ 100
Preferred stock, shares authorized	500,000	500,000	496,500
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0